Segment Information - Geographic information about revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,025,728	$ 20,633,188
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,025,728	20,633,188
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0